SUBSEQUENT EVENTS (Details Narrative 1) - USD ($)	1 Months Ended
	Jul. 31, 2016	Jul. 05, 2016
Credit line available	$ 7,500,000
Credit line allocated for use	1,600,000	$ 650,000
Transaction Fee	544,000
Advisory Fee	$ 350,000
Transaction precentage for fees	2.00%
ESD [Member]
Credit line allocated for use		450,000
GHS Secured Loan [Member]
Credit line allocated for use		32,534
Vendors [Member]
Credit line allocated for use		74,466
TCA Closing Fees [Member]
Credit line allocated for use		$ 93,000